Transactions With Related Parties (Details) - Schedule of Personnel Salaries and Expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Personnel compensation	$ 21,652	$ 21,409	$ 20,280
Board members’ salaries and expenses	1,794	1,711	1,692
Bonuses or gratifications	17,814	16,402	17,794
Stock-based benefits	(825)	2,119	(1,169)
Seniority compensation	15	2,312	6
Pension plans	0	(1,251)	849
Training expenses	0	38	50
Health funds	393	374	357
Other personnel expenses	755	(386)	791
Total	$ 41,598	$ 42,728	$ 40,650